Convertible Debentures and Derivative Liability (Details) - Schedule of describes the break-down of the components	6 Months Ended	12 Months Ended
	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
Convertible debenture [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of describes the break-down of the components [Line Items]
Balance	$ 423,139
Principal value of convertible debenture		865,263
Discount on proceeds received		(45,263)
Cash commission		(15,000)
Allocation to conversion feature		(442,589)
Allocation to warrants		(90,769)
Value at initial recognition		271,642
Accretion expense	91,895	101,565
Interest expense	34,989	38,699
Amortization of transaction cost	47,875	11,233
Gain on change in fair value of conversion feature derivative liability
Warrants exercised
Conversion of convertible debenture	(597,898)
Balance		423,139
Derivative liability - convertible debenture conversion feature [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of describes the break-down of the components [Line Items]
Balance	409,913
Principal value of convertible debenture
Discount on proceeds received
Cash commission
Allocation to conversion feature		442,589
Value at initial recognition		442,589
Accretion expense
Interest expense
Amortization of transaction cost
Gain on change in fair value of conversion feature derivative liability	(153,155)	(32,676)
Warrants exercised
Conversion of convertible debenture	(256,758)
Balance		409,913
Warrants value recorded to warrants reserve [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of describes the break-down of the components [Line Items]
Balance	92,794
Principal value of convertible debenture
Discount on proceeds received
Cash commission
Allocation to warrants		90,769
Value at initial recognition		90,769
Accretion expense
Interest expense
Amortization of transaction cost	2,743	2,025
Gain on change in fair value of conversion feature derivative liability
Warrants exercised	(24,861)
Conversion of convertible debenture
Balance	70,676	92,794
Interest expenses and accretion [Member]
Convertible Debentures and Derivative Liability (Details) - Schedule of describes the break-down of the components [Line Items]
Balance	140,264
Principal value of convertible debenture
Discount on proceeds received
Cash commission
Allocation to conversion feature
Allocation to warrants
Value at initial recognition
Accretion expense	91,895	101,565
Interest expense	34,989	38,699
Amortization of transaction cost	50,618
Gain on change in fair value of conversion feature derivative liability
Warrants exercised
Conversion of convertible debenture
Balance	$ 317,766	$ 140,264